EARNINGS PER SHARE CALCULATIONS - Schedule of Share Count Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted-average common shares - basic (in shares)	419.2	449.9	498.5
Plus dilutive effect of equity compensation plans (in shares)	1.4	1.3	0.9
Weighted-average common shares outstanding - diluted (in shares)	420.6	451.2	499.4
Stock options, restricted stock units, and performance-based restricted stock units excluded from EPS calculations (in shares)	1.1	2.6	4.1